UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	04/30/2021

Date of reporting period:	10/31/2020

Item 1 – Reports to Stockholders

PGIM MUNI HIGH INCOME FUND

SEMIANNUAL REPORT

OCTOBER 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Muni High Income Fund informative and useful. The report covers performance for the six-month period ended October 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Muni High Income Fund

December 15, 2020

PGIM Muni High Income Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 10/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	9.28	–2.17	3.38	4.45	—
Class C	8.86	–0.62	3.28	4.02	—
Class Z	9.31	1.35	4.31	5.06	—
Class R6	9.46	1.41	N/A	N/A	4.30 (6/27/17)
Bloomberg Barclays Municipal Bond Index
	4.99	3.59	3.70	3.99	—
Bloomberg Barclays Municipal High Yield Bond Index
	11.75	1.23	5.78	5.93	—
Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)
	8.33	2.51	4.76	4.98	—

Average Annual Total Returns as of 10/31/20 Since Inception (%)
Class R6 (6/27/17)
Bloomberg Barclays Municipal Bond Index	4.08
Bloomberg Barclays Municipal High Yield Bond Index	5.75
Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)	4.94

Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Bloomberg Barclays Municipal High Yield Bond Index—The Bloomberg Barclays Municipal High Yield Bond Index is an unmanaged index of non-rated or Ba1 or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed.

Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)—This is a custom blend of the Bloomberg Barclays Municipal Bond Index (50%) and the Bloomberg Barclays Municipal High Yield Bond Index (50%).

Investors cannot invest directly in an index. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Muni High Income Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 10/31/20
	Total Distributions Paid for One Year ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0 (%)	40.8 (%)		37.0 (%)	40.8 (%)
Class A	0.21	2.29	3.63	3.87	2.27	3.60	3.83
Class C	0.16	1.60	2.54	2.70	1.58	2.51	2.67
Class Z	0.22	2.59	4.11	4.38	2.57	4.08	4.34
Class R6	0.23	2.69	4.27	4.54	2.55	4.05	4.31

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only. The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. The taxable equivalent yields presented in the table use the highest marginal federal individual income tax rate (37.0%) and the highest marginal federal individual income tax rate plus the 3.8% net investment income tax (40.8%).

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Credit Quality expressed as a percentage of total investments as of 10/31/20 (%)
AAA	2.4
AA	6.6
A	23.5
BBB	32.4
BB	10.3
B	1.7
CCC	0.2
CC	1.2
Not Rated	20.1
Cash/Cash Equivalents	1.6
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

PGIM Muni High Income Fund	7

Fees and Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Muni High Income Fund		Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,092.80	0.81%	$4.27
	Hypothetical	$1,000.00	$1,021.12	0.81%	$4.13
Class C	Actual	$1,000.00	$1,088.60	1.57%	$8.27
	Hypothetical	$1,000.00	$1,017.29	1.57%	$7.98
Class Z	Actual	$1,000.00	$1,093.10	0.58%	$3.06
	Hypothetical	$1,000.00	$1,022.28	0.58%	$2.96
Class R6	Actual	$1,000.00	$1,094.60	0.49%	$2.59
	Hypothetical	$1,000.00	$1,022.74	0.49%	$2.50

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2020, and divided by the 365 days in the Fund’s fiscal year ending April 30, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Muni High Income Fund	9

PGIM Muni High Income Fund

Schedule of Investments (unaudited)

as of October 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.0%

MUNICIPAL BONDS

Alabama 0.1%
Jefferson Cnty. Sewer Rev.,
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%	10/01/44	500	$550,445
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250	10/01/48	500	553,960

				1,104,405

Alaska 0.5%
Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Ser. A	4.000	10/01/49	4,040	4,323,649

Arizona 4.2%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Ser. A, Rfdg., 144A	5.375	07/01/50	1,000	1,063,060
Cadence Campus Proj., Ser. A, 144A	4.000	07/15/50	1,600	1,602,160
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Ser. A, 144A	5.750	07/15/48	1,500	1,638,465
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,094,380
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,079,900
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	1,041,690
Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000	07/01/46	1,000	1,040,840
Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,376,158
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,179,670
Salt Verde Fin. Corp. Gas Rev.,
Sr. Bonds	5.000	12/01/32	4,890	6,317,000
Sr. Bonds	5.000	12/01/37	10,120	13,398,981
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	1,000,514
Friendship Vlg., Ser. A, Rfdg.	6.250	12/01/42	1,000	1,012,270

				36,845,088

California 8.0%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125	07/01/41	775	795,072
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Ser. A, Rfdg.	4.000	06/01/49	1,000	1,108,910
Sub., Ser. B-1, Rfdg.	5.000	06/01/49	1,500	1,768,410

See Notes to Financial Statements.

PGIM Muni High Income Fund	11

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
California Cnty. Tob. Secur. Agcy. Rev., (cont’d.)
Sub., Ser. B-2, CABS, Rfdg.	4.557	%(t)	06/01/55		3,000	$520,320
California Mun. Fin. Auth. Rev.,
Exxon Mobil Corp. Proj., Rfdg., FRDD (Mandatory put date 11/02/20)	0.150	(cc)	12/01/29		710	710,000
River Chrt. Schs., Ser. A, 144A	5.500		06/01/48		750	788,813
Sr. Lien, LINXS APM Proj., Ser. A, AMT	5.000		12/31/43		2,000	2,275,940
California Poll. Ctrl. Fing. Auth. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	8.000		07/01/39	(d)	2,750	1,832,398
California St. Pub. Wks. Brd. Lease Rev.,
Judicial Council Proj., Ser. D	5.000		12/01/31		1,000	1,048,600
California St. Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000		07/01/45		750	823,523
Kipp LA Proj., Ser. A, 144A	5.000		07/01/45		650	713,407
Kipp LA Proj., Ser. A, 144A	5.000		07/01/47		820	927,461
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg., 144A	5.250		11/01/44		750	765,427
CHF Irvine LLC, Rfdg.	5.000		05/15/29		1,405	1,599,494
CHF Irvine LLC, Rfdg.	5.000		05/15/40		1,030	1,127,984
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250		12/01/43		4,475	5,037,910
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250		12/01/56		3,500	3,794,805
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.500		12/01/58		1,500	1,696,080
Loma Linda Univ. Med. Ctr., Ser. A, Rfdg.	5.250		12/01/44		2,500	2,678,775
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS, Rfdg.	6.034	(t)	06/01/47		10,100	2,079,590
Asset Bkd., Sr., Ser. A-2, CABS, Rfdg.	5.300	(cc)	06/01/37		5,000	5,160,850
Ser. A-1, Rfdg.	5.000		06/01/47		5,235	5,370,901
Ser. A-1, Rfdg.	5.250		06/01/47		5,150	5,302,955
Ser. A-2, Rfdg.	5.000		06/01/47		1,500	1,538,940
Inland Valley Dev. Agcy. Tax Alloc.,
Ser. A, Rfdg.	5.000		09/01/44		1,000	1,105,710
Irvine Unified Sch. Dist. Spl. Tax, Ser. A	4.000		09/01/44		1,000	1,091,190
Lincoln Pub. Fing. Auth. Spl. Assmt.,
Twelve Bridges, Sub., Ser. B, Rfdg.	6.000		09/02/27		972	997,379
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	5.000		11/15/35		3,800	5,083,070
Ser. A	5.500		11/15/37		685	973,906
M-S-R Energy Auth. Calif. Rev.,
Ser. A	6.500		11/01/39		2,060	3,197,614

See Notes to Financial Statements.

12

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
M-S-R Energy Auth. Calif. Rev., (cont’d.)
Ser. A	7.000%		11/01/34	1,650	$2,524,236
Port of Oakland Rev.,
Ser. O, AMT, Rfdg.	5.125		05/01/31	1,000	1,022,040
Riverside Cnty. Pub. Fing. Auth. Rev.,
Capital Facs. Proj.	5.250		11/01/45	1,000	1,175,960
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500		12/01/41	1,000	1,037,390
Cmnty. Mem. Hlth. Sys.	8.000		12/01/26	500	526,585
San Francisco City & Cnty. Arpt. Comm. Rev.,
Second Ser. C, AMT, Rfdg. (Pre-refunded 05/01/21)(ee)	5.000		05/01/25	5	5,113
Second Ser. C, AMT, Unrefunded, Rfdg.	5.000		05/01/25	995	1,015,895
Santa Margarita Wtr. Dist. Spl. Tax Cmty. Facs.,
Vlg. of Sendero, Ser. 2013-1	5.625		09/01/36	645	701,231
Southern California Tob. Secur. Auth. Rev.,
San Diego Co. Tob., CABS, Rfdg.	4.354	(t)	06/01/54	3,000	521,070

					70,444,954

Colorado 3.1%
City & Cnty. of Denver Arpt. Sys. Rev.,
Sub. Sys., Ser. A, AMT, Rfdg.	4.000		12/01/48	2,000	2,169,520
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt., Chrt. Sch. Skyview Academy Proj., Rfdg., 144A	5.375		07/01/44	1,350	1,385,478
Impt., Chrt. Sch. Univ. LA, Rfdg.	5.000		12/15/45	1,000	1,074,460
Lighthouse Bldg. Corp., Rfdg.	5.000		11/01/44	885	938,472
Windsor Chrt. Sch., Rfdg.	5.000		09/01/46	1,390	1,418,940
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Ser. A, Rfdg.	4.000		08/01/49	5,000	5,379,450
Covenant Living Cmntys., Ser. A, Rfdg.	4.000		12/01/50	1,000	1,059,890
Covenant Retirement Cmntys., Rfdg.	5.000		12/01/35	1,250	1,382,637
Vail Valley Med. Ctr. Proj.	4.000		01/15/45	2,500	2,652,225
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev.,
Sr. Lmt. Prop. TA., Rfdg.	5.000		12/01/45	1,500	1,704,600
Plaza Co. Met. Dist. 1 Tax Alloc.,
Rfdg., 144A	5.000		12/01/40	1,000	1,010,670

See Notes to Financial Statements.

PGIM Muni High Income Fund	13

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)
Pub. Auth. Energy Nat. Gas Pur. Rev.,
Nat. Gas Util. Imps.	6.500%	11/15/38	4,045	$6,225,093
Sterling Ranch Cmnty. Auth. Brd. Rev.,
Ser. A, Rfdg.(hh)	4.250	12/01/50	1,000	1,024,120

				27,425,555

Connecticut 0.2%
Harbor Point Infrastructure Impt. Dist. Spl. Assmt.,
Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,097,180

Delaware 0.2%
Delaware St. Econ. Dev. Auth. Rev.,
Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000	09/01/46	500	543,050
Delaware St. Hlth. Facs. Auth. Rev.,
Nanticoke Mem. Hosp., Rfdg. (Pre-refunded 07/01/23)(ee)	5.000	07/01/32	1,375	1,545,555

				2,088,605

District of Columbia 2.0%
Dist. of Columbia, Rev.,
Dist. of Columbia Intl., Oblig. Grp.	5.000	07/01/54	1,000	1,083,750
Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,592,925
Gallaudet Univ.	5.500	04/01/34	400	407,256
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/43	850	978,146
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/48	725	834,301
Kipp DC Iss., Ser. A, Rfdg.	5.000	07/01/37	1,250	1,397,112
Kipp DC Proj.	4.000	07/01/49	1,000	1,029,850
Rfdg.	5.000	06/01/55	1,500	1,679,220
Rocketship DC, Oblig. Grp., Ser. A, 144A	5.000	06/01/49	2,000	2,124,880
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Dulles Toll Rd., Ser. A, Rfdg.	5.000	10/01/53	2,500	2,607,350
Dulles Toll Rd., Sub., Ser. B, Rfdg.	4.000	10/01/49	2,000	2,171,780

				17,906,570

Florida 9.8%
Broward Cnty. Port Facs. Rev.,
Sr. Bond, Ser. B, AMT	4.000	09/01/49	2,000	2,114,720

See Notes to Financial Statements.

14

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)
Broward Cnty. Sys. Arpt. Rev.,
Ser. A, AMT	4.000%		10/01/49		1,500	$1,630,560
Ser. A, AMT, (Pre-refunded 10/01/23)(ee)	5.250		10/01/43		1,500	1,704,330
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350		07/01/29		1,660	1,663,254
Wonderful Fndtn. Chrt. Sch. Port., Ser. A-1, 144A	5.000		01/01/55		3,000	2,927,040
Citizens Ppty. Ins. Corp. Rev.,
Sr. Sec’d., Ser. A-1	5.000		06/01/22		1,000	1,069,070
Cityplace CDD Spl. Assmt.,
Rfdg.	5.000		05/01/26		1,000	1,164,680
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Ser. A, (Pre-refunded 04/01/23)(ee)	5.625		04/01/43		500	563,615
Nova Southeastern Univ. Proj., Ser. A, (Pre-refunded 04/01/23)(ee)	6.000		04/01/42		1,000	1,136,220
Florida Dev. Fin. Corp. Rev.,
Bay Area Chrt. Fndtn., Ser. A	7.750		06/15/42		2,000	2,072,460
Mater Academy Proj., Ser. A	5.000		06/15/55		1,000	1,102,290
Renaissance Chrt. Sch., Rfdg., 144A	5.000		09/15/50		2,000	2,119,160
Virgin Trains USA Pass, Ser. A, AMT, Rfdg. (Mandatory put date 01/01/29), 144A	6.500	(cc)	01/01/49		5,000	4,267,800
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Ringling Clg. Proj.	5.000		03/01/42		4,510	4,798,009
Greater Orlando Aviation Auth. Rev.,
Priority Sub. Ser. A, AMT	4.000		10/01/52		3,350	3,567,549
Priority Sub. Ser. A, AMT	5.000		10/01/52		2,000	2,273,060
Spl. Purp. - JetBlue Airways Corp. Proj., Rfdg.	5.000		11/15/36		4,700	4,692,433
Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Tampa Gen. Hosp. Proj., Ser. A	4.000		08/01/50		2,500	2,691,500
Indigo Cmnty. Dev. Dist.,
Spl. Assmt.^	5.750		05/01/36	(d)	820	483,800
Jacksonville, Rev.,
Brooks Rehabitation Proj., Rfdg.	4.000		11/01/45		1,000	1,081,380
Lakewood Ranch Stewardship Dist. Spl. Assmt.,
Lakewood Centre North Proj.	4.875		05/01/45		1,000	1,037,910
Lakewood Nat’l. & Polo Run Projs.	4.625		05/01/27		500	533,465
Lakewood Nat’l. & Polo Run Projs.	5.375		05/01/47		1,000	1,080,120
N E Sector Proj., Phase 1B	5.450		05/01/48		1,000	1,105,540
N E Sector Proj., Phase 2B, Rfdg., 144A(hh)	4.000		05/01/50		750	751,357
Stewardship Dist., Azario Proj.	4.000		05/01/50		1,000	999,660

See Notes to Financial Statements.

PGIM Muni High Income Fund	15

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)
Lakewood Ranch Stewardship Dist. Spl. Assmt., (cont’d.)
Vlg. Lakewood Ranch S. Proj.	4.250%		05/01/26	250	$257,515
Vlg. Lakewood Ranch S. Proj.	5.125		05/01/46	1,400	1,447,348
Martin Cnty. Indl. Dev. Auth. Rev.,
Indiantown Cogeneration Proj., Rfdg., 144A	3.950		12/15/21	1,750	1,753,833
Indiantown Cogeneration Proj., Rfdg., 144A	4.200		12/15/25	1,000	1,002,340
Midtown Miami Cmnty. Dev. Dist. Spl. Assmt.,
Pkg. Garage Proj., Ser. A, Rfdg.	5.000		05/01/37	1,980	2,036,252
North Sumter Cnty. Util. Dependent Dist.,
Solid Wste. Rev.	5.000		10/01/42	2,000	2,113,380
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Ser. A	4.000		10/01/49	3,450	3,844,266
Osceola Cnty. Transn. Rev.,
Ser. A-1, Rfdg.	4.000		10/01/54	1,500	1,580,550
Ser. A-2, CABS, Rfdg.	3.811	(t)	10/01/54	1,000	277,880
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded 12/01/24)(ee)	5.000		12/01/31	500	593,025
Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500		06/01/49	1,000	1,081,430
Sarasota Cnty. Pub. Hosp. Dist. Rev.,
Sarasota Mem. Hosp.	4.000		07/01/48	5,000	5,481,000
South Miami Hlth. Facs. Auth. Rev.,
Baptist Hlth. South Florida, Rfdg.	5.000		08/15/47	1,000	1,155,310
Tallahassee Hlth. Facs. Mem. Rev.,
Ser. A	5.000		12/01/55	1,430	1,553,566
Village CDD No. 7,
Fla. Spl. Assmt., Rfdg.	4.000		05/01/36	1,860	1,926,811
Village CDD No. 9,
Fla. Spl. Assmt.	7.000		05/01/41	715	726,297
Fla. Spl. Assmt., Rfdg.	5.500		05/01/42	2,005	2,055,065
Village CDD No.10,
Fla. Spl. Assmt.	5.125		05/01/43	1,065	1,109,581
Fla. Spl. Assmt.	6.000		05/01/44	900	969,012
Village CDD No.11,
Fla. Spl. Assmt.	4.500		05/01/45	1,365	1,387,645
Village CDD No.12,
Fla. Spl. Assmt., 144A	4.250		05/01/43	2,875	3,085,565
Village CDD No.13,
Fla. Spl. Assmt., 144A	3.500		05/01/51	1,210	1,211,706

See Notes to Financial Statements.

16

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)
Village CDD No.13, (cont’d.)
Fla. Spl. Assmt.	3.550%	05/01/39	500	$515,825
Fla. Spl. Assmt.	3.700	05/01/50	1,000	1,021,610

				86,817,794

Georgia 0.8%
Atlanta Arpt. Rev.,
Gen., Ser. B, AMT, Rfdg.	5.000	01/01/30	500	503,610
Burke Cnty. Dev. Auth. Rev.,
Oglethorpe Pwr. Corp.-Vogtle Proj., Ser. D, Rfdg.	4.125	11/01/45	2,000	2,179,560
Clayton Cnty. Dev. Auth. Spl. Facs. Rev.,
Delta Air Lines, Ser. A, Rfdg.	8.750	06/01/29	1,867	1,878,984
Priv. Clgs. & Univs. Auth. Rev.,
Savannah Clg. Art & Design Proj.	5.000	04/01/44	1,500	1,645,605
Rockdale Cnty. Dev. Auth. Rev.,
Pratt Paper LLC Proj., AMT, Rfdg., 144A	4.000	01/01/38	1,000	1,046,760

				7,254,519

Guam 0.1%
Guam Govt. Wtrwks. Auth. Rev.,
Ser. A	5.000	01/01/50	1,000	1,193,470

Hawaii 0.3%
Hawaii St. Dept. Budget & Fin. Rev.,
Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A,
Rfdg.	5.500	07/01/43	2,500	2,754,250

Illinois 14.1%
Chicago Brd. of Edu.,
GO, Ser. A	5.500	12/01/39	635	643,642
GO, Ser. A, 144A	7.000	12/01/46	1,500	1,823,265
GO, Ser. A, Rfdg.	4.000	12/01/27	500	529,980
GO, Ser. A, Rfdg.	5.000	12/01/35	500	539,560
GO, Ser. A, Rfdg.	7.000	12/01/44	3,390	3,918,060
GO, Ser. C	5.250	12/01/35	1,015	1,068,095
GO, Ser. D	5.000	12/01/46	2,470	2,608,196
GO, Ser. G, Rfdg.	5.000	12/01/34	2,155	2,315,181
GO, Ser. H	5.000	12/01/46	2,390	2,510,098

See Notes to Financial Statements.

PGIM Muni High Income Fund	17

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
Chicago Brd. of Edu., Rev.,
Spl. Tax	6.000%		04/01/46	1,500	$1,695,450
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Ser. B, AGM, Rfdg.	4.000		01/01/53	3,005	3,257,751
Gen., Sr. Lien, Ser. C, AMT, Rfdg.	5.375		01/01/39	1,500	1,620,135
Ser. C, AMT, Rfdg.	4.375		01/01/40	2,000	2,131,420
Trips Oblig. Grp., AMT	5.000		07/01/48	1,000	1,103,980
Chicago Transit Auth. Rev.,
Second Lien	5.000		12/01/46	5,000	5,604,500
Ser. A, Rfdg.	4.000		12/01/50	1,000	1,072,660
Chicago Wstwtr. Transmn. Rev.,
Second Lien, Ser. C, Rmkt., Rfdg.	5.000		01/01/39	3,355	3,679,596
Chicago, IL,
GO, Ser. 2003 B, Rmkt., Rfdg.	5.000		01/01/23	750	770,647
GO, Ser. 2005 D, Rmkt., Rfdg.	5.500		01/01/37	6,520	6,813,530
GO, Ser. 2007 E, Rmkt., Rfdg.	5.500		01/01/35	3,000	3,127,620
GO, Ser. A	5.500		01/01/39	1,865	1,945,363
GO, Ser. A, Rfdg.	5.000		01/01/27	1,525	1,613,877
GO, Ser. A, Rfdg.	5.000		01/01/31	1,500	1,588,215
GO, Ser. A, Rfdg.	5.000		01/01/34	3,650	3,717,817
GO, Ser. A, Rfdg.	5.500		01/01/49	3,000	3,191,850
GO, Ser. A, Rfdg.	6.000		01/01/38	2,500	2,731,125
GO, Ser. C, Rfdg.	5.000		01/01/26	1,000	1,054,950
GO, Ser. C, Rfdg.	5.000		01/01/38	2,500	2,547,100
Illinois Edl. Facs. Auth. Rev.,
Field Museum of Natural History, Rmkt.	4.450		11/01/36	1,075	1,217,362
Illinois Fin. Auth. Rev.,
Impt., Chicago Intl., Rfdg.	5.000		12/01/47	1,000	1,097,840
Navistar Intl. Corp. Proj., Rfdg. (Mandatory put date 08/01/30), 144A	4.750	(cc)	10/15/40	1,500	1,512,870
Northshore Univ. Hlth. Sys., Ser. A, Rfdg.	4.000		08/15/41	1,000	1,147,160
Presence Hlth. Netw., Ser. C, Rfdg. (Pre-refunded 02/15/27)(ee)	4.000		02/15/41	10	12,104
Presence Hlth. Netw., Ser. C, Rfdg. (Pre-refunded 02/15/27)(ee)	4.000		02/15/41	265	320,748
Presence Hlth. Netw., Ser. C, Unrefunded, Rfdg.	4.000		02/15/41	5,725	6,347,365
Illinois St.,
GO	4.000		06/01/36	3,000	2,880,540
GO	5.000		04/01/31	2,000	2,095,940
GO	5.000		01/01/32	1,335	1,413,752

See Notes to Financial Statements.

18

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
Illinois St., (cont’d.)
GO	5.000%	05/01/33	950	$987,335
GO	5.000	03/01/36	1,800	1,817,280
GO	5.000	05/01/36	2,000	2,064,560
GO	5.000	02/01/39	2,215	2,276,511
GO	5.000	05/01/39	2,000	2,059,420
GO	5.250	07/01/31	1,000	1,047,020
GO	5.500	05/01/30	1,500	1,720,890
GO	5.500	05/01/39	2,500	2,779,650
GO, Rebuild Illinois Prog., Ser. B	4.000	11/01/35	2,000	1,970,900
GO, Rfdg.	5.000	08/01/25	1,000	1,028,080
GO, Ser. A	5.000	01/01/33	2,000	2,031,580
GO, Ser. A	5.000	01/01/34	1,600	1,618,752
GO, Ser. A	5.000	12/01/39	2,500	2,638,700
GO, Ser. A, Rfdg.	5.000	10/01/28	1,250	1,383,412
GO, Ser. C	5.000	11/01/29	2,800	2,986,956
GO, Ser. D	5.000	11/01/26	1,500	1,612,860
GO, Ser. D	5.000	11/01/27	950	1,025,031
Regl. Transn. Auth. Rev.,
Ser. A	4.000	06/01/38	4,015	4,308,135
Ser. A	4.000	06/01/39	3,015	3,230,181
Sales Tax Securitization Corp. Rev.,
Second Lien, Ser. A, Rfdg.	4.000	01/01/38	1,000	1,082,200
Springfield Elec. Rev.,
Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,609,200

				124,547,997

Indiana 0.6%
Indiana St. Fin. Auth. Rev.,
Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000	10/01/39	1,000	1,001,200
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	600	630,678
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,642,200
Vigo Cnty. Hosp. Auth. Rev.,
Union Hosp., Inc., Rfdg. (Pre-refunded 09/01/21)(ee)	7.750	09/01/31	1,500	1,592,415

				4,866,493

See Notes to Financial Statements.

PGIM Muni High Income Fund	19

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Iowa 0.1%
Iowa St. Fin. Auth. Rev.,
Lifespace Cmntys., Inc.	2.875%	05/15/49	750	$750,405
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	3.125	12/01/22	415	417,486

				1,167,891

Kansas 0.2%
Overland Park Dev. Corp. Rev.,
Rfdg.	5.000	03/01/49	1,000	1,002,920
Wyandotte Cnty.-Kansas City Unified Govt. Rev.,
Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	910	895,877

				1,898,797

Kentucky 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev.,
Baptist Healthcare Sys., Ser. B	5.000	08/15/46	3,500	4,011,315

Louisiana 0.7%
Jefferson Parish Econ. Dev. & Port Dist. Rev.,
Kenner Discovery Hlth. Sciences Academy Proj., Ser. A, 144A	5.625	06/15/48	2,000	2,143,360
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev.,
Westlake Chem. Corp., Ser. A-2	6.500	11/01/35	1,000	1,003,930
Louisiana Pub. Facs. Auth. Rev.,
Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,096,190
New Orleans Sewerage Serv. Rev.,
Rfdg.	5.000	06/01/44	1,000	1,124,790
Parish of St. James, Rev.,
Nustar Logistics LP Proj., Ser. 2010, Rmkt., 144A	6.350	07/01/40	1,000	1,167,060

				6,535,330

Maine 0.2%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine Gen. Med. Ctr.	7.500	07/01/32	2,000	2,050,920

See Notes to Financial Statements.

20

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Maryland 0.9%
Frederick Cnty. Spl. Oblig. Tax,
Sub. Ser. C(hh)	4.000%		07/01/50	1,000	$979,030
Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500		07/01/40	4,101	4,114,205
Howard Cnty. Tax Alloc.,
Annapolis Junction Twn. Ctr. Proj.	6.100		02/15/44	1,420	1,354,581
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev.,
Transn. Facs. Proj., Ser. A, Rfdg.	5.000		06/01/35	1,000	1,110,000

					7,557,816

Massachusetts 0.1%
Massachusetts Dev. Fin. Agcy. Rev., Milford Regl. Med. Ctr., Ser. G, Rfdg., 144A	5.000		07/15/46	500	552,170

Michigan 1.0%
Michigan Fin. Auth. Rev., Great Lakes Wtr. Auth., Sr. Lien, Ser. C-1, (Pre-refunded 07/01/22)(ee)	5.000		07/01/44	1,000	1,078,840
Sr. Ser. A, Class 1, Rfdg.(hh)	4.000		06/01/49	2,000	2,171,820
Sr. Ser. B-1, Class 2, Rfdg.	5.000		06/01/49	500	584,385
Sr. Ser. B-2, Class 2, CABS, Rfdg.	4.871	(t)	06/01/65	2,000	226,280
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg. (Pre-refunded 10/15/21)(ee)	5.375		10/15/41	750	786,638
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev.,
Roman Catholic Archdiocese Detroit, Rfdg.	6.500		12/01/20	470	472,247
Summit Academy Rev., Rfdg.	6.250		11/01/25	1,380	1,382,663
Wayne Cnty. Arpt. Auth. Rev.,
Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000		12/01/28	1,500	1,629,195

					8,332,068

Minnesota 0.9%
Hugo Rev.,
Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000		07/01/44	1,250	1,314,888
Rochester Rev.,
Mayo Clinic	4.000		11/15/48	3,000	3,314,970
St. Cloud Rev.,
Centracare Hlth., Ser. A, Rfdg.	4.000		05/01/37	1,250	1,353,187

See Notes to Financial Statements.

PGIM Muni High Income Fund	21

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Minnesota (cont’d.)
St. Paul Hsg. & Redev. Auth. Hosp. Rev.,
Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded 11/15/25)(ee)	5.000%	11/15/44	1,000	$1,224,700
St. Paul Port Auth. Sol. Wste. Disp. Rev.,
Gerdau St. Paul Steel Mill Proj., Ser. 7, 144A	4.500	10/01/37	1,000	1,000,800

				8,208,545

Missouri 2.4%
Kansas City Indl. Dev. Auth. Rev. ,
Kansas City Intl. Arpt., Ser. A, AMT	4.000	03/01/45	2,500	2,661,825
Lees Summit, Tax Alloc.,
Impt., Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,778,000
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Ser. A	4.000	01/01/45	2,010	2,149,233
Lutheran Sr. Svcs.	6.000	02/01/41	1,000	1,008,860
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	1,156,701
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	2,048,960
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,193,640
Poplar Bluff Regl. Transn. Dev. Dist. Rev.,
Transn. Sales Tax	4.750	12/01/42	2,100	2,148,048
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. St. Louis Oblig. Grp., Ser. A	5.250	09/01/53	2,000	2,141,760
Friendship Vlg. Sunset Hills, Ser. A	5.875	09/01/43	1,000	1,061,750
St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125	12/01/45	1,000	942,770

				21,291,547

Nevada 0.4%
Clark Cnty. Impt. Dist. Spl. Assmt.,
Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	1,065	1,126,706
Sparks Rev.,
Sales Tax, Sr. Ser. A, Rfdg., 144A	2.750	06/15/28	1,000	945,430
Tahoe-Douglas Visitors Auth. Rev., (hh)	5.000	07/01/45	1,000	1,060,330

				3,132,466

See Notes to Financial Statements.

22

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Hampshire 0.1%
New Hampshire Bus. Fin. Auth. Rev.,
Green Bond, Ser. B, AMT, Rfdg. (Mandatory put date 07/02/40), 144A	3.750	%(cc)	07/01/45	1,000	$963,100

New Jersey 7.9%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc., Proj., Spec. Facs.	5.250		09/15/29	5,000	5,083,650
Continental Airlines, Inc., United Airlines, Inc. Proj.	5.125		09/15/23	3,860	3,972,712
Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625		11/15/30	2,275	2,337,563
Goethals Bridge, AMT	5.375		01/01/43	1,390	1,529,792
N. Star Academy Chrt. Sch. Newark	5.000		07/15/47	1,000	1,101,950
NJ Transit Trans. Proj.	4.000		11/01/44	1,000	1,015,500
NJ Transit Trans. Proj.	5.000		11/01/44	2,000	2,182,200
Port Newark Container, AMT, Rfdg.	5.000		10/01/47	2,500	2,665,900
Sch. Facs. Construction	4.000		06/15/49	3,000	3,085,080
Ser. AAA	5.000		06/15/41	2,020	2,219,899
Ser. BBB, Rfdg.	5.500		06/15/30	1,500	1,747,890
Ser. DDD	5.000		06/15/42	1,000	1,104,290
Ser. WW, (Pre-refunded 06/15/25)(ee)	5.250		06/15/40	65	79,363
Ser. WW, Unrefunded	5.250		06/15/40	1,185	1,292,645
St. Gov’t. Bldgs. Proj., Ser. C	5.000		06/15/47	2,000	2,194,280
St. House Proj., Ser. B, Rmkt.	5.000		06/15/43	1,000	1,122,190
Team Academy Chrt. Sch. Proj.	6.000		10/01/43	1,700	1,860,718
Umm Energy Partners, Ser. A, AMT	5.000		06/15/37	1,500	1,582,965
Umm Energy Partners, Ser. A, AMT	5.125		06/15/43	1,100	1,156,023
United Airlines, Inc. Proj., Rmkt.	5.500		06/01/33	2,000	2,030,980
New Jersey Healthcare Facs. Fing. Auth. Rev.,
RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000		07/01/43	1,500	1,717,245
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev.,
Trans. Sys., Rfdg.	4.000		12/15/39	500	526,690
Trans. Sys., Rfdg.	5.000		12/15/39	500	571,805
Trans. Sys., Ser. A, Rfdg.	5.000		12/15/36	1,250	1,421,963
Trans. Sys., Ser. AA	5.000		06/15/45	1,200	1,282,836
Trans. Sys., Ser. AA	5.000		06/15/46	1,940	2,156,368
Trans. Sys., Ser. AA	5.250		06/15/41	1,000	1,088,930
Trans. Sys., Ser. AA	5.250		06/15/43	4,595	5,246,892
New Jersey Tpk. Auth. Rev.,
Ser. A	4.000		01/01/48	1,000	1,114,800

See Notes to Financial Statements.

PGIM Muni High Income Fund	23

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)
South Jersey Transn. Auth. LLC, Rev.,
Ser. A	5.000%		11/01/45	500	$589,110
Ser. A, Rfdg.	5.000		11/01/39	750	815,273
Tob. Settlement Fing. Corp. Rev.,
Ser. A, Rfdg.	5.250		06/01/46	5,350	6,257,200
Sub. Ser. B, Rfdg.	5.000		06/01/46	7,000	7,904,050

					70,058,752

New York 7.2%
Brookhaven Loc. Dev. Corp. Rev.,
Jefferson’s Ferry Proj., Ser. A(hh)	4.000		11/01/45	500	510,480
Build NYC Resource Corp. Rev.,
Pratt Paper, Inc. Proj., AMT, Rfdg., 144A	5.000		01/01/35	1,000	1,073,250
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS, Rfdg.	7.344	(t)	06/01/47	5,000	734,850
Asset Bkd., 2nd Sub., Ser. C, CABS, Rfdg., 144A	7.730	(t)	06/01/50	4,000	424,120
Glen Cove Loc. Econ. Asst. Corp. Rev.,
Garvies Pt. Impt. Proj., Ser. A	5.000		01/01/56	2,105	2,145,858
Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	0.000	(cc)	01/01/55	1,000	901,910
Metropolitan Transn. Auth. Rev.,
Green Bond, Ser. C-1, Rfdg.	5.000		11/15/50	3,000	3,233,940
Green Bond, Ser. C-1, Rfdg.	5.250		11/15/55	3,000	3,293,550
Green Bond, Ser. D1	5.000		11/15/43	2,000	2,161,700
Monroe Cnty. Indl. Dev. Corp. Rev.,
Rochester Regl. Hlth. Proj., Ser. A, Rfdg.(hh)	4.000		12/01/46	750	815,790
New York City Indl. Dev. Agcy. Rev.,
Yankee Stadium Proj. Pilot, Rfdg.	4.000		03/01/45	1,000	1,110,810
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750		11/15/51	1,750	1,835,803
Bank of America, Rfdg.	2.800		09/15/69	1,000	952,340
Class 1-3 World Trade Ctr., Rfdg., 144A	5.000		11/15/44	5,000	5,114,350
New York State Envir. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys. Inc. Proj., Ser. R-1,
AMT, (Mandatory put date 09/02/25)	2.750	(cc)	09/01/50	550	549,131
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	4.000		01/01/36	1,475	1,452,713

See Notes to Financial Statements.

24

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York Trans. Dev. Corp. Rev., (cont’d.)
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	4.375%	10/01/45	2,000	$2,014,580
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/26	2,000	2,161,120
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/31	1,000	1,073,210
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	10/01/40	2,500	2,682,575
John F. Kennedy Int’l. Arpt. Proj., AMT, Rfdg.	5.250	08/01/31	1,000	1,021,860
John F. Kennedy Int’l. Arpt. Proj., AMT, Rfdg.	5.375	08/01/36	1,000	1,015,640
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.000	07/01/46	2,995	3,203,272
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.250	01/01/50	9,480	10,191,379
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Int’l. Air Term.	5.000	12/01/20	175	175,565
JFK Int’l. Air Term.	6.000	12/01/36	1,700	1,706,392
JFK Int’l. Air Term.	6.000	12/01/42	5,790	5,806,791
TSASC, Inc., Rev.,
Ser. A, Rfdg.	5.000	06/01/41	4,875	5,451,956
Yonkers Econ. Dev. Corp. Rev.,
Chrt. Sch. Edu. Excellence Proj., Ser. A	5.000	10/15/49	1,000	1,075,630

				63,890,565

North Carolina 0.5%
North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	1,050,110
Pennybyrn at Maryfield Proj., Ser. A	5.000	10/01/50	750	785,565
The Presbyterian Homes Oblig. Grp., Ser. A	5.000	10/01/50	1,000	1,143,440
North Carolina Tpk. Auth. Rev.,
Ser. A, Rfdg.	5.000	07/01/51	1,250	1,389,000

				4,368,115

Ohio 4.4%
Akron Bath Copley Joint Township Hosp. Dist. Rev.,
Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	2,992,500
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Ser. B-2, Class 2, Rfdg.	5.000	06/01/55	12,850	13,672,144

See Notes to Financial Statements.

PGIM Muni High Income Fund	25

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000%	02/15/52	575	$649,681
Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,304,940
Metro Hlth. Sys., Rfdg.	5.500	02/15/57	6,540	7,589,016
Franklin Cnty. Hosp. Facs. Rev.,
Hlth. Corp., Ser. A	4.000	05/15/47	2,500	2,787,725
Nationwide Children’s Hosp. Proj., Ser. A	4.000	11/01/45	2,000	2,157,480
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.500	11/15/37	875	931,464
Middleburg Heights Hosp. Rev.,
Facs. Southwest Gen. Hlth. Ctr., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,244,604
Southwest Gen. Hlth. Ctr., Ser. A, Rfdg.(hh)	4.000	08/01/41	2,005	2,198,382
Ohio Air Qlty. Dev. Auth. Rev.,
Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	1,068,620
Ohio St. Pvt. Act. Rev.,
Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,084,550

				38,681,106

Oklahoma 2.0%
Oklahoma St. Dev., Fin. Auth. Rev.,
OU Medicine Proj., Ser. B	5.250	08/15/48	1,455	1,674,472
OU Medicine Proj., Ser. B	5.500	08/15/52	7,530	8,762,360
OU Medicine Proj., Ser. B	5.500	08/15/57	4,950	5,744,920
St. Johns Hlth. Sys., Rfdg. (Pre-refunded 02/15/22)(ee)	5.000	02/15/42	300	318,207
Tulsa Cnty. Indl. Auth. Rev.,
Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,000	1,050,500

				17,550,459

Oregon 0.4%
Multnomah Cnty. Hosp. Facs. Auth. Rev.,
Mirabella at South Waterfront, Ser. A., Rfdg.	5.400	10/01/44	1,000	1,052,550
Oregon St. Facs. Auth. Rev.,
Samaritan Hlth. Svcs., Ser. A, Rfdg.	5.000	10/01/40	1,000	1,214,890
Salem Hosp. Facs. Auth. Rev.,
Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,035,480

				3,302,920

See Notes to Financial Statements.

26

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania 4.3%
Central Bradford Progress Auth. Rev.,
Guthrie Healthcare Sys., Rfdg. (Pre-refunded 12/01/21)(ee)	5.375%	12/01/41	2,700	$2,846,421
Chester Cnty. Indl. Dev. Auth. Rev.,
Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,047,900
Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125	06/01/41	1,450	1,482,074
Moon Indl. Dev. Auth. Rev.,
Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,022,100
Pennsylvania Comnwlth.,
Ser. A, COP, Rfdg.	4.000	07/01/46	1,500	1,675,440
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
US Airways Grp., Ser. B, Gty. Agmt.	8.000	05/01/29	490	470,620
Pennsylvania Tpk. Commn. Rev.,
Ser. A-1	5.000	12/01/46	3,950	4,518,682
Sub., Ser. A	5.500	12/01/42	1,500	1,782,030
Sub., Ser. A	5.500	12/01/46	1,740	2,093,742
Sub., Ser. A-1	5.000	12/01/46	2,000	2,264,560
Sub., Ser. B-1	5.250	06/01/47	2,000	2,329,660
Philadelphia Auth. for Indl. Dev. Rev.,
First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250	06/15/43	2,000	2,239,320
Gtr. Philadelphia Hlth Action, Rfdg.	6.625	06/01/50	2,795	2,797,739
Mariana Bracetti Academy (Pre-refunded 12/15/21)(ee)	7.625	12/15/41	2,000	2,164,680
New Fndtn. Chrt. Sch. Proj., (Pre-refunded 12/15/22)(ee)	6.625	12/15/41	1,000	1,134,180
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.,
Temple Univ. Hlth. Sys., Ser. A	5.625	07/01/42	6,750	7,093,103

				37,962,251

Puerto Rico 5.6%
Puerto Rico Comnwlth. Aqueduct & Swr. Auth.,
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	4.000	07/01/22	2,535	2,515,836
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	4.250	07/01/25	1,285	1,293,108
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.000	07/01/33	2,780	2,821,728
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.125	07/01/37	155	157,353
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.250	07/01/42	1,250	1,264,725
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.750	07/01/37	1,375	1,409,691
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	6.000	07/01/47	1,170	1,203,345

See Notes to Financial Statements.

PGIM Muni High Income Fund	27

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured Ser. A-1	4.750%		07/01/53	5,671	$5,945,136
Restructured Ser. A-1	5.000		07/01/58	12,364	13,149,608
Restructured Ser. A-1, CABS	4.802	(t)	07/01/46	18,766	5,396,351
Restructured Ser. A-1, CABS	4.895	(t)	07/01/51	16,834	3,486,490
Ser. A-2	4.329		07/01/40	10,500	10,807,965

					49,451,336

Rhode Island 0.6%
Tob. Settlement Fing. Corp. Rev.,
Ser. A, Rfdg.	5.000		06/01/40	4,350	4,787,392

South Carolina 0.9%
Berkeley Cnty. Spl. Assmt.,
Nexton Impt. Dist.	4.375		11/01/49	1,000	991,200
South Carolina Prt. Auth. Rev.,
AMT	4.000		07/01/45	1,500	1,588,665
AMT	4.000		07/01/55	2,000	2,155,740
South Carolina St. Pub. Svc. Auth. Rev.,
Ser. E, Rfdg.	5.250		12/01/55	2,500	2,853,825

					7,589,430

South Dakota 0.2%
South Dakota Hlth. & Edl. Facs. Auth. Rev.,
Monument Hlth., Ser. A, Rfdg.	4.000		09/01/50	1,500	1,641,405

Tennessee 0.6%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
East Tennessee Children’s Hosp., Rfdg.	4.000		11/15/48	2,000	2,194,820
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. &
Edl. Facs. Brd. Rev.,
Impt. Blakeford at Green Hills, Rfdg.	5.000		07/01/37	850	861,517

See Notes to Financial Statements.

28

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Tennessee (cont’d.)
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev.,
Germantown Village, Rfdg. (Pre-refunded 12/01/22)(ee)	5.250%		12/01/42	1,100	$1,213,509
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000		02/01/22	1,000	1,048,200

					5,318,046

Texas 7.6%
Arlington Higher Ed. Fin. Corp. Rev.,
Wayside Schs., Ser. A	4.625		08/15/46	1,050	1,055,334
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev.,
Army Retmnt. Residence Fndt., Rfdg.	5.000		07/15/41	1,250	1,295,925
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien, Ser. A	5.000		01/01/45	1,000	1,122,470
Sub., Rfdg.	4.000		01/01/41	1,100	1,171,819
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000		08/15/42	1,000	1,046,640
Idea Pub. Sch.	6.000		08/15/43	1,000	1,095,860
Decatur Hosp. Auth. Rev.,
Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250		09/01/44	1,370	1,462,612
Grand Parkway Transn. Corp.,
First Tier Toll Rev., Ser. A	5.125		10/01/43	2,000	2,183,580
Gulf Coast Wste. Disp. Auth. Rev.,
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 11/02/20)	0.150	(cc)	06/01/30	200	200,000
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 11/02/20)	0.170	(cc)	09/01/25	1,150	1,150,000
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 11/02/20)	0.170	(cc)	12/01/25	12,020	12,020,000
Exxon Mobil Corp. Proj., Ser. A, FRDD (Mandatory put date 11/02/20)	0.150	(cc)	06/01/30	3,510	3,510,000
Exxon Proj., Rfdg., FRDD (Mandatory put date 11/02/20)	0.140	(cc)	10/01/24	2,940	2,940,000
Houston Arpt. Sys. Rev.,
Ser. B-1, AMT	5.000		07/15/35	2,000	2,020,260
Spl. Facs. Cont. Airlines, Inc., Ser. A, AMT, Rfdg.	6.625		07/15/38	1,500	1,517,670
Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT,
Rfdg. (Pre-refunded 07/01/22)(ee)	5.000		07/01/32	1,000	1,074,510

See Notes to Financial Statements.

PGIM Muni High Income Fund	29

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)
Houston Arpt. Sys. Rev., (cont’d.)
Sub. Lien, Ser. A, AMT, Rfdg. (Pre-refunded 07/01/21)(ee)	5.000%	07/01/25	250	$257,538
United Airlines, Inc., AMT, Rfdg.	5.000	07/15/27	500	509,420
Houston Higher Ed. Fin. Corp., Higher Ed. Rev.,
Cosmos Fndtn., Inc., Ser. A	5.000	02/15/42	1,250	1,290,600
Kerryville Hlth. Facs. Dev. Corp. Rev.,
Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,422,130
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000	06/01/30	1,000	1,068,670
AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000	06/01/30	1,800	1,925,262
Mission Econ. Dev. Corp. Rev.,
Natgosoline Proj., Sr. Lien, AMT, Rfdg., 144A	4.625	10/01/31	2,000	2,118,540
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr. Ser. A, Rfdg., 144A	4.000	08/15/26	1,375	1,381,187
Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000	08/15/46	2,000	2,006,380
MRC Crestview, Rfdg.	5.000	11/15/46	1,150	1,159,430
North Tex. Twy. Auth. Rev., Rfdg.	5.000	01/01/48	1,250	1,481,238
Second Tier, Ser. A, Rfdg.	4.000	01/01/38	2,000	2,163,160
Port Beaumont Navigation Dist. Rev.,
Jefferson Gulf Coast, AMT, Rfdg., 144A	4.000	01/01/50	2,000	1,973,360
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000	08/15/46	1,000	1,021,500
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,137,301
Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000	10/01/44	1,000	1,033,050
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev.,
Corp. I, Sr. Lien, Ser. A	5.250	12/15/26	4,100	5,103,106
Texas Priv. Activity Surface Transn. Corp. Rev.,
LBJ Infrastructure Grp. LLC, Ser. A, Rfdg.	4.000	06/30/40	500	555,345
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750	06/30/43	500	556,360
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000	12/31/38	1,500	1,687,425

				66,717,682

See Notes to Financial Statements.

30

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Utah 0.2%
Salt Lake City Corp. Arpt. Rev.,
Ser. A, AMT	5.000%		07/01/47	1,100	$1,253,725
Utah Cnty. Hosp. Rev.,
IHC Hlth. Svcs. Inc., Ser. A	4.000		05/15/43	510	588,372

					1,842,097

Virginia 1.9%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg. (Convert to Fixed on 07/15/23)	0.000	(cc)	07/15/40	1,000	1,042,590
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875		03/01/36	1,250	1,274,138
Norfolk Econ. Dev. Auth. Rev.,
Sentara Healthcare, Ser. B, Rfdg.	4.000		11/01/48	2,000	2,198,280
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc. Rfdg.	4.000		01/01/51	1,750	1,851,535
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.250		01/01/32	2,055	2,167,737
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.500		01/01/42	3,000	3,150,510
Sr. Lien, Express Lanes LLC Proj.	5.000		01/01/40	4,780	4,919,194

					16,603,984

Washington 1.3%
Port of Seattle Indl. Dev. Corp. Rev.,
Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000		04/01/30	1,000	1,022,260
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Skagit Valley Hosp., Ser. A, Rfdg.	5.000		12/01/37	3,000	3,279,510
Tob. Settlement Auth. Wash. Rev.,
Rfdg.	5.250		06/01/32	1,160	1,190,229
Washington St. Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000		07/01/38	1,100	1,229,096
Overlake Hosp. Med. Ctr., Ser. A	4.000		07/01/42	2,500	2,723,700
Washington St. Hsg. Fin. Comm. Rev.,
Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375		01/01/44	2,000	2,136,780

					11,581,575

West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Ser. A, Rfdg.	4.125		01/01/47	1,500	1,619,910

See Notes to Financial Statements.

PGIM Muni High Income Fund	31

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of October 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin 1.7%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Ser. A, 144A	5.125%	06/01/48	1,000	$1,049,330
Corvian Cmnty. Sch., Ser. A, 144A	5.000	06/15/49	1,000	1,001,960
Corvian Cmnty. Sch., Ser. A, 144A	5.125	06/15/47	2,000	2,013,200
Mountain Island Chrt. Sch., Ser. L, Rfdg.	5.000	07/01/47	1,000	1,053,320
Senior-MD Proton Treatment Ctr., Ser. A-1, 144A	6.250	01/01/38	1,750	1,475,705
Senior-MD Proton Treatment Ctr., Ser. A-1, 144A	6.375	01/01/48	3,000	2,375,040
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000	07/01/42	1,500	1,551,885
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250	07/01/28	1,000	1,062,810
Wonderful Fndtn. Chrt. Sch. Port., Ser. A-1, 144A	5.000	01/01/55	1,600	1,574,064
Wisconsin St. Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance Sr. Credit Grp., Ser. B-1,
Rmkt, Rfdg.	4.000	11/15/43	1,500	1,703,550

				14,860,864

TOTAL INVESTMENTS 99.0% (cost $827,478,946)				873,200,383
Other assets in excess of liabilities 1.0%				9,216,329

NET ASSETS 100.0%				$882,416,712

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

CDD—Community Development District

COP—Certificates of Participation

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

OTC—Over-the-counter

PCR—Pollution Control Revenue

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $483,800 and 0.1% of net assets.

See Notes to Financial Statements.

32

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of October 31, 2020

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at October 31, 2020.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Municipal Bonds
Alabama	$—	$1,104,405	$—
Alaska	—	4,323,649	—
Arizona	—	36,845,088	—
California	—	70,444,954	—
Colorado	—	27,425,555	—
Connecticut	—	2,097,180	—
Delaware	—	2,088,605	—
District of Columbia	—	17,906,570	—
Florida	—	86,333,994	483,800
Georgia	—	7,254,519	—
Guam	—	1,193,470	—
Hawaii	—	2,754,250	—
Illinois	—	124,547,997	—
Indiana	—	4,866,493	—
Iowa	—	1,167,891	—
Kansas	—	1,898,797	—
Kentucky	—	4,011,315	—
Louisiana	—	6,535,330	—
Maine	—	2,050,920	—
Maryland	—	7,557,816	—

See Notes to Financial Statements.

PGIM Muni High Income Fund	33

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of October 31, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Municipal Bonds (continued)
Massachusetts	$—	$552,170	$—
Michigan	—	8,332,068	—
Minnesota	—	8,208,545	—
Missouri	—	21,291,547	—
Nevada	—	3,132,466	—
New Hampshire	—	963,100	—
New Jersey	—	70,058,752	—
New York	—	63,890,565	—
North Carolina	—	4,368,115	—
Ohio	—	38,681,106	—
Oklahoma	—	17,550,459	—
Oregon	—	3,302,920	—
Pennsylvania	—	37,962,251	—
Puerto Rico	—	49,451,336	—
Rhode Island	—	4,787,392	—
South Carolina	—	7,589,430	—
South Dakota	—	1,641,405	—
Tennessee	—	5,318,046	—
Texas	—	66,717,682	—
Utah	—	1,842,097	—
Virginia	—	16,603,984	—
Washington	—	11,581,575	—
West Virginia	—	1,619,910	—
Wisconsin	—	14,860,864	—

Total	$—	$872,716,583	$483,800

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2020 were as follows:

Healthcare	21.4%
Special Tax/Assessment District	12.7
Corporate Backed IDB & PCR	11.9
Transportation	11.5
General Obligation	9.3
Education	9.1
Tobacco Appropriated	7.6
Pre-pay Gas	5.0
Lease Backed Certificate of Participation	3.6
Water & Sewer	2.1

Pre-Refunded	1.7%
Development	1.2
Power	1.1
Solid Waste/Resource Recovery	0.8

99.0
Other assets in excess of liabilities	1.0

100.0%

See Notes to Financial Statements.

34

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of October 31, 2020

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of October 31, 2020, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(558,727)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$553,200

For the six months ended October 31, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)
$3,017,188

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended October 31, 2020.

See Notes to Financial Statements.

PGIM Muni High Income Fund	35

Statement of Assets and Liabilities (unaudited)

as of October 31, 2020

Assets
Unaffiliated investments (cost $827,478,946)	$873,200,383
Cash	406,508
Interest receivable	12,898,690
Receivable for Fund shares sold	6,409,694
Prepaid expenses	8,128

Total Assets	892,923,403

Liabilities
Payable for investments purchased	6,586,676
Payable for Fund shares reacquired	2,953,086
Management fee payable	345,074
Dividends payable	315,314
Accrued expenses and other liabilities	147,431
Distribution fee payable	146,801
Affiliated transfer agent fee payable	8,159
Trustees’ fees payable	4,150

Total Liabilities	10,506,691

Net Assets	$882,416,712

Net assets were comprised of:
Shares of beneficial interest, at par	$858,132
Paid-in capital in excess of par	856,800,989
Total distributable earnings (loss)	24,757,591

Net assets, October 31, 2020	$882,416,712

See Notes to Financial Statements.

36

Class A
Net asset value and redemption price per share, ($384,884,892 ÷ 37,399,567 shares of beneficial interest issued and outstanding)	$10.29
Maximum sales charge (3.25% of offering price)	0.35

Maximum offering price to public	$10.64

Class C
Net asset value, offering price and redemption price per share, ($76,669,744 ÷ 7,449,621 shares of beneficial interest issued and outstanding)	$10.29

Class Z
Net asset value, offering price and redemption price per share, ($405,746,811 ÷ 39,493,943 shares of beneficial interest issued and outstanding)	$10.27

Class R6
Net asset value, offering price and redemption price per share, ($15,115,265 ÷ 1,470,109 shares of beneficial interest issued and outstanding)	$10.28

See Notes to Financial Statements.

PGIM Muni High Income Fund	37

Statement of Operations  (unaudited)

Six Months Ended October 31, 2020

Net Investment Income (Loss)
Interest income	$18,174,789

Expenses
Management fee	2,089,223
Distribution fee(a)	875,236
Transfer agent’s fees and expenses (including affiliated expense of $ 28,708)(a)	297,347
Custodian and accounting fees	61,208
Registration fees(a)	48,867
Audit fee	19,931
Shareholders’ reports	16,600
Legal fees and expenses	14,517
Trustees’ fees	12,110
Miscellaneous	12,895

Total expenses	3,447,934
Less: Fee waiver and/or expense reimbursement(a)	(146,899)
Custodian fee credit	(120)

Net expenses	3,300,915

Net investment income (loss)	14,873,874

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(2,616,381)
Futures transactions	(558,727)

(3,175,108)

Net change in unrealized appreciation (depreciation) on:
Investments	59,670,663
Futures	553,200

60,223,863

Net gain (loss) on investment transactions	57,048,755

Net Increase (Decrease) In Net Assets Resulting From Operations	$71,922,629

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	472,392	3,462	399,382	—	—
Transfer agent’s fees and expenses	103,870	282	23,182	169,959	54
Registration fees	15,474	4,934	8,394	11,791	8,274
Fee waiver and/or expense reimbursement	(53,831)	(211)	(11,378)	(71,409)	(10,070)

See Notes to Financial Statements.

38

Statements of Changes in Net Assets (unaudited)

	Six Months Ended October 31, 2020	Year Ended April 30, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,873,874	$33,015,512
Net realized gain (loss) on investment transactions	(3,175,108)	(1,263,035)
Net change in unrealized appreciation (depreciation) on investments	60,223,863	(61,762,451)

Net increase (decrease) in net assets resulting from operations	71,922,629	(30,009,974)

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,497,172)	(13,324,426)
Class B	(19,292)	(349,176)
Class C	(1,072,293)	(2,711,864)
Class Z	(6,981,802)	(16,504,120)
Class R6	(226,590)	(314,010)

	(14,797,149)	(33,203,596)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	127,865,527	249,540,688
Net asset value of shares issued in reinvestment of dividends and distributions	12,990,524	28,995,090
Cost of shares reacquired	(87,623,912)	(307,205,741)

Net increase (decrease) in net assets from Fund share transactions	53,232,139	(28,669,963)

Total increase (decrease)	110,357,619	(91,883,533)

Net Assets:
Beginning of period	772,059,093	863,942,626

End of period	$882,416,712	$772,059,093

See Notes to Financial Statements.

PGIM Muni High Income Fund	39

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 4 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as an unincorporated business trust in Massachusetts on November 3, 1986. PGIM Muni High Income Fund (the “Fund”) is the sole series of the Trust. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

40

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM Muni High Income Fund	41

Notes to Financial Statements  (unaudited) (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an

42

accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing,

PGIM Muni High Income Fund	43

Notes to Financial Statements (unaudited) (continued)

compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.49% of the Fund’s average daily net assets up to $1 billion and 0.44% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.49% for the reporting period ended October 31, 2020.

The Manager has contractually agreed, through August 31, 2021, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements to 0.58% of average daily net assets for Class Z shares, and 0.49% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution

44

fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended October 31, 2020, PIMS received $125,002 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended October 31, 2020, PIMS received $1,342 and $1,812 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures.

For the reporting period ended October 31, 2020, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Purchases	Sales	Realized Gain
$18,410,527	$23,111,055	$—

PGIM Muni High Income Fund	45

Notes to Financial Statements (unaudited) (continued)

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended October 31, 2020, were $206,426,041 and $146,664,870, respectively.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2020 were as follows:

Tax Basis	$829,066,931

Gross Unrealized Appreciation	50,293,605
Gross Unrealized Depreciation	(6,160,153)

Net Unrealized Appreciation	$ 44,133,452

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of April 30, 2020 of approximately $26,503,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended April 30, 2020 are subject to such review.

7.     Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10

46

years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Fund is authorized to issue an unlimited number of shares of beneficial interest of each class at $0.01 par value divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of October 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	399	0.1%
Class R6	1,120	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	8	75.9%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended October 31, 2020:
Shares sold	2,423,818	$24,838,007
Shares issued in reinvestment of dividends and distributions	574,583	5,886,173
Shares reacquired	(2,467,859)	(25,202,185)

Net increase (decrease) in shares outstanding before conversion	530,542	5,521,995
Shares issued upon conversion from other share class(es)	1,381,009	14,148,623
Shares reacquired upon conversion into other share class(es)	(215,056)	(2,206,855)

Net increase (decrease) in shares outstanding	1,696,495	$17,463,763

Year ended April 30, 2020:
Shares sold	6,966,925	$72,822,730
Shares issued in reinvestment of dividends and distributions	1,160,670	12,089,570
Shares reacquired	(7,187,945)	(73,188,834)

Net increase (decrease) in shares outstanding before conversion	939,650	11,723,466
Shares issued upon conversion from other share class(es)	2,357,319	24,636,901
Shares reacquired upon conversion into other share class(es)	(669,485)	(6,978,543)

Net increase (decrease) in shares outstanding	2,627,484	$29,381,824

PGIM Muni High Income Fund	47

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Period ended June 26, 2020*:
Shares sold	7,559	$76,704
Shares issued in reinvestment of dividends and distributions	1,227	12,148
Shares reacquired	(7,261)	(66,309)

Net increase (decrease) in shares outstanding before conversion	1,525	22,543
Shares reacquired upon conversion into other share class(es)	(489,105)	(4,962,326)

Net increase (decrease) in shares outstanding	(487,580)	$(4,939,783)

Year ended April 30, 2020:
Shares sold	36,988	$387,083
Shares issued in reinvestment of dividends and distributions	29,853	311,712
Shares reacquired	(225,500)	(2,351,614)

Net increase (decrease) in shares outstanding before conversion	(158,659)	(1,652,819)
Shares reacquired upon conversion into other share class(es)	(1,014,073)	(10,582,134)

Net increase (decrease) in shares outstanding	(1,172,732)	$(12,234,953)

Class C
Six months ended October 31, 2020:
Shares sold	475,425	$4,886,232
Shares issued in reinvestment of dividends and distributions	94,005	962,484
Shares reacquired	(552,913)	(5,609,523)

Net increase (decrease) in shares outstanding before conversion	16,517	239,193
Shares reacquired upon conversion into other share class(es)	(830,169)	(8,552,672)

Net increase (decrease) in shares outstanding	(813,652)	$(8,313,479)

Year ended April 30, 2020:
Shares sold	1,761,291	$18,490,403
Shares issued in reinvestment of dividends and distributions	222,321	2,317,165
Shares reacquired	(1,734,393)	(17,683,469)

Net increase (decrease) in shares outstanding before conversion	249,219	3,124,099
Shares reacquired upon conversion into other share class(es)	(1,301,545)	(13,604,826)

Net increase (decrease) in shares outstanding	(1,052,326)	$(10,480,727)

Class Z
Six months ended October 31, 2020:
Shares sold	9,002,110	$91,757,488
Shares issued in reinvestment of dividends and distributions	577,151	5,903,128
Shares reacquired	(5,471,050)	(55,489,866)

Net increase (decrease) in shares outstanding before conversion	4,108,211	42,170,750
Shares issued upon conversion from other share class(es)	278,424	2,843,479
Shares reacquired upon conversion into other share class(es)	(134,033)	(1,371,295)

Net increase (decrease) in shares outstanding	4,252,602	$43,642,934

Year ended April 30, 2020:
Shares sold	14,614,488	$152,645,619
Shares issued in reinvestment of dividends and distributions	1,340,546	13,962,639
Shares reacquired	(20,718,413)	(211,069,996)

Net increase (decrease) in shares outstanding before conversion	(4,763,379)	(44,461,738)
Shares issued upon conversion from other share class(es)	842,818	8,776,768
Shares reacquired upon conversion into other share class(es)	(232,443)	(2,444,901)

Net increase (decrease) in shares outstanding	(4,153,004)	$(38,129,871)

48

Class R6	Shares	Amount
Six months ended October 31, 2020:
Shares sold	618,366	$6,307,096
Shares issued in reinvestment of dividends and distributions	22,112	226,591
Shares reacquired	(123,262)	(1,256,029)

Net increase (decrease) in shares outstanding before conversion	517,216	5,277,658
Shares issued upon conversion from other share class(es)	9,807	101,046

Net increase (decrease) in shares outstanding	527,023	$5,378,704

Year ended April 30, 2020:
Shares sold	501,516	$5,194,853
Shares issued in reinvestment of dividends and distributions	30,222	314,004
Shares reacquired	(288,785)	(2,911,828)

Net increase (decrease) in shares outstanding before conversion	242,953	2,597,029
Shares issued upon conversion from other share class(es)	18,663	196,735

Net increase (decrease) in shares outstanding	261,616	$2,793,764

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.     Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$ 1,200,000,000	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended October 31, 2020.

PGIM Muni High Income Fund	49

Notes to Financial Statements (unaudited) (continued)

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s rate-setting policies.

50

The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern

PGIM Muni High Income Fund	51

Notes to Financial Statements (unaudited) (continued)

Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. Municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest

52

rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

10.     Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. Management is currently evaluating the Rule and its impact to the Funds.

PGIM Muni High Income Fund	53

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended October 31, 2020		Year Ended April 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.58		$10.28	$10.12	$10.12	$10.45	$10.26
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.38	0.39	0.39	0.41	0.44
Net realized and unrealized gain (loss) on investment transactions	0.71		(0.70)	0.17	0.01	(0.33)	0.18
Total from investment operations	0.89		(0.32)	0.56	0.40	0.08	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.38)	(0.40)	(0.40)	(0.41)	(0.43)
Net asset value, end of period	$10.29		$9.58	$10.28	$10.12	$10.12	$10.45
Total Return(b):	9.28%		(3.37)%	5.67%	3.99%	0.73%	6.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$384,885		$342,085	$339,940	$322,606	$343,939	$402,933
Average net assets (000)	$374,833		$367,591	$323,381	$337,410	$387,190	$379,356
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81	%(d)	0.85%	0.85%	0.86%	0.87%	0.87%
Expenses before waivers and/or expense reimbursement	0.84	%(d)	0.85%	0.85%	0.86%	0.87%	0.87%
Net investment income (loss)	3.46	%(d)	3.60%	3.88%	3.86%	3.99%	4.30%
Portfolio turnover rate(e)(f)	18%		53%	54%	36%	39%	9%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

54

Class C Shares
	Six Months Ended October 31, 2020		Year Ended April 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.58		$10.28	$10.12	$10.12	$10.45	$10.27
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.30	0.31	0.32	0.33	0.36
Net realized and unrealized gain (loss) on investment transactions	0.71		(0.70)	0.17	- (b)	(0.33)	0.17
Total from investment operations	0.85		(0.40)	0.48	0.32	0.00	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.30)	(0.32)	(0.32)	(0.33)	(0.35)
Net asset value, end of period	$10.29		$9.58	$10.28	$10.12	$10.12	$10.45
Total Return(c):	8.86%		(4.09)%	4.88%	3.21%	0.01%	5.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$76,670		$79,180	$95,749	$110,077	$119,937	$125,439
Average net assets (000)	$79,225		$94,394	$104,786	$114,788	$127,425	$111,295
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.57	%(e)	1.60%	1.60%	1.62%	1.62%	1.62%
Expenses before waivers and/or expense reimbursement	1.60	%(e)	1.60%	1.60%	1.62%	1.62%	1.62%
Net investment income (loss)	2.70	%(e)	2.85%	3.10%	3.11%	3.24%	3.55%
Portfolio turnover rate(f)(g)	18%		53%	54%	36%	39%	9%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund	55

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended October 31, 2020		Year Ended April 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.57		$10.26	$10.10	$10.11	$10.44	$10.25
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.40	0.41	0.42	0.44	0.46
Net realized and unrealized gain (loss) on investment transactions	0.70		(0.69)	0.17	- (b)	(0.33)	0.18
Total from investment operations	0.89		(0.29)	0.58	0.42	0.11	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.40)	(0.42)	(0.43)	(0.44)	(0.45)
Net asset value, end of period	$10.27		$9.57	$10.26	$10.10	$10.11	$10.44
Total Return(c):	9.31%		(3.06)%	5.90%	4.15%	1.02%	6.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$405,747		$337,094	$404,188	$375,466	$336,781	$274,404
Average net assets (000)	$378,231		$428,468	$385,217	$370,141	$307,480	$208,377
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58	%(e)	0.62%	0.63%	0.62%	0.62%	0.62%
Expenses before waivers and/or expense reimbursement	0.62	%(e)	0.62%	0.63%	0.62%	0.62%	0.62%
Net investment income (loss)	3.68	%(e)	3.83%	4.08%	4.11%	4.24%	4.54%
Portfolio turnover rate(f)(g)	18%		53%	54%	36%	39%	9%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

56

Class R6 Shares
	Six Months Ended October 31, 2020		Year Ended April 30,		June 27, 2017(a) through April 30, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.57		$10.27	$10.11	$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.40	0.42	0.36
Net realized and unrealized gain (loss) on investment transactions	0.71		(0.70)	0.17	(0.11)
Total from investment operations	0.90		(0.30)	0.59	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.40)	(0.43)	(0.37)
Net asset value, end of period	$10.28		$9.57	$10.27	$10.11
Total Return(c):	9.46%		(3.13)%	5.94%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,115		$9,028	$6,998	$398
Average net assets (000)	$12,129		$8,116	$4,932	$53
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.49	%(e)	0.59%	0.60%	0.59	%(e)
Expenses before waivers and/or expense reimbursement	0.65	%(e)	0.73%	0.89%	25.88	%(e)
Net investment income (loss)	3.72	%(e)	3.85%	4.19%	4.31	%(e)
Portfolio turnover rate(f)(g)	18%		53%	54%	36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund	57

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Muni High Income Fund (the “Fund”)1 consists of eleven individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM Muni High Income Fund is the sole series of Prudential Investment Portfolios 4.

PGIM Muni High Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020. The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments

Visit our website at pgim.com/investments

and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Muni High Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2019.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended April 30, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer

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Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the five- and ten-year periods, underperformed over the three-year period, and equaled its benchmark index over the one-year period.
•

The Board also noted PGIM Investments’ assertion that, relative to peers, the Fund’s blended strategy of high grade and high yield municipal bonds led to underperformance as high yield municipal bonds outperformed during the reporting period.

•

In this regard, the Board noted information provided by PGIM Investments indicating that the Fund outperformed its benchmark index over almost all rolling three-year periods, and all rolling five-year periods.

•

The Board noted that, effective April 1, 2020, PGIM Investments contractually reduced its management fee schedule. The current contractual fee rate schedule is as follows: 0.49% up to $1 billion; 0.44% over $1 billion.

•

The Board noted that, effective April 1, 2020, PGIM Fixed Income contractually reduced its management fee schedule. The current contractual fee rate schedule is as follows: 0.245% up to $1 billion; 0.22% over $1 billion.

•

PGIM Investments has contractually agreed, through August 31, 2021, to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.58% of average daily net assets for Class Z shares, and 0.49% of average daily net assets for Class R6 shares.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Muni High Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Muni High Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM MUNI HIGH INCOME FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PRHAX	PHICX	PHIZX	PHIQX
CUSIP	74440M104	74440M302	74440M401	74440M609

MF133E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 16, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	December 16, 2020